Income per share	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Income per share

(3)        Income per share

The following is the computation for basic and diluted income per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(in thousands, except per share amounts)
Net income	$9,595	$9,221	$28,697	$26,506
Weighted average basic shares outstanding	1,855	1,853	1,854	1,853
Add: Effect of dilutive securities	7	5	9	4
Weighted average diluted shares outstanding	1,862	1,858	1,863	1,857
Earnings per share:
Basic	$5.17	$4.98	$15.48	$14.30
Diluted	$5.15	$4.96	$15.40	$14.27

Incremental shares from stock options and restricted stock units were included in the calculation of weighted average diluted shares outstanding using the treasury stock method. There were no anti-dilutive shares of common stock for the quarters ended September 30, 2019 and 2018.